FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2016
Banking and Thrift [Abstract]
Advances
The table below shows the maturity dates of outstanding FHLB advances.

	September 30, 2016	September 30, 2015
	(In thousands)
FHLB advances
Within 1 year	$200,000	$250,000
1 to 3 years	880,000	750,000
4 to 5 years	700,000	430,000
More than 5 years	300,000	400,000
	$2,080,000	$1,830,000

Weighted average cost and amount of advances
Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows.

	2016	2015	2014
	(In thousands)
Weighted average interest rate at end of year	3.15%	3.35%	3.52%
Weighted daily average interest rate during the year	3.22%	3.57%	3.56%
Daily average of FHLB advances during the year	$1,992,434	$1,848,904	$1,955,205
Maximum amount of FHLB advances at any month end	$2,080,000	$1,930,000	$2,205,000
Interest expense during the year (excludes interest rate swap expense)	$64,058	$64,331	$68,307